UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                                 ------------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
                  -------------------------
Address:          19 South Second Street
                  -------------------------
                  Oakland, Maryland 21550
                  -------------------------


Form 13F File Number:  28-10455
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
                  -------------------------------
Title:            Trust Investment Officer
                  -------------------------------
Phone:            301-533-2368
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rush               Oakland, Maryland             11/1/04
___________________________     _________________            _________
       Signature                   City, State                 Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                    109
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Form 13F Information Table Value Total:                $73,569
                                            ------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

                           FORM 13F INFORMATION TABLE
                                                                                                                    VOTING AUTHORITY
                                                                   VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER
               NAME OF ISSUER      TITLE OF CLASS         CUSIP   (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                          COM                 2824100     270      6385      SH          SOLE             6385     0    0
ALLEGHENY ENERGY INC                 COM                17361106     171     10733      SH          SOLE            10733     0    0
ALTRIA GROUP INC                     COM               02209S103     242      5160      SH          SOLE             5160     0    0
AMERICAN INTERNATIONAL GROUP INC                        26874107    1911     28108      SH          SOLE            28108     0    0
AMERICAN INTERNATIONAL GROUP INC                        26874107      41       610      SH        DEFINED             610     0    0
APPLIED MATLS INC                    COM                38222105     963     58450      SH          SOLE            58450     0    0
APPLIED MATLS INC                    COM                38222105      21      1325      SH        DEFINED            1325     0    0
AVON PRODUCTS INC                                       54303102     233      5340      SH          SOLE             5340     0    0
BB&T CORP COM                                           54937107     496     12520      SH          SOLE            12520     0    0
BB&T CORP COM                                           54937107      35       900      SH        DEFINED             900     0    0
BP AMOCO P L C                       SPONSORED ADR      55622104     339      5910      SH          SOLE             5910     0    0
BP AMOCO P L C                       SPONSORED ADR      55622104      86      1500      SH        DEFINED            1500     0    0
BANK OF AMERICA CORP                                    60505104    2339     54015      SH          SOLE            54015     0    0
BANK OF AMERICA CORP                                    60505104      48      1120      SH        DEFINED            1120     0    0
BELLSOUTH CORP                       COM                79860102     678     25038      SH          SOLE            25038     0    0
BELLSOUTH CORP                       COM                79860102      28      1068      SH        DEFINED            1068     0    0
BRINKER INTERNATIONAL INC                              109641100     954     30640      SH          SOLE            30640     0    0
BRINKER INTERNATIONAL INC                              109641100      18       600      SH        DEFINED             600     0    0
CHEVRONTEXACO                                          166764100     568     10604      SH          SOLE            10604     0    0
CHEVRONTEXACO                                          166764100      12       224      SH        DEFINED             224     0    0
CISCO SYS INC                        COM               17275R102    1130     62479      SH          SOLE            62479     0    0
CISCO SYS INC                        COM               17275R102      11       650      SH        DEFINED             650     0    0
CITIGROUP INC                        COM               172967101    2112     47884      SH          SOLE            47818     0   66
CITIGROUP INC                        COM               172967101      33       750      SH        DEFINED             750     0    0
COCA COLA BOTTLING CO CONS           COM               191098102     648     12000      SH          SOLE            12000     0    0
COMCAST CORP NEW                                       20030N200     246      8845      SH          SOLE             8845     0    0
COMCAST CORP NEW                                       20030N200      11       400      SH        DEFINED             400     0    0
DUFF & PHELPS UTILS INCOME I         COM               23325P104     180     16070      SH          SOLE            16070     0    0
DUFF & PHELPS UTILS INCOME I         COM               23325P104       6       600      SH        DEFINED             600     0    0
DANAHER CORP DEL                     COM               235851102    2092     40820      SH          SOLE            40820     0    0
DANAHER CORP DEL                     COM               235851102      20       400      SH        DEFINED             400     0    0
DELL COMPUTER CORP                   COM               24702R101     919     25844      SH          SOLE            25844     0    0



DELL COMPUTER CORP                   COM               24702R101      15       425      SH        DEFINED             425     0    0
UIT DIAMONDS TR SER 1                                  252787106    1375     13635      SH          SOLE            13635     0    0
UIT DIAMONDS TR SER 1                                  252787106      20       200      SH        DEFINED             200     0    0
DISNEY WALT CO                       COM DISNEY        254687106    1042     46264      SH          SOLE            46264     0    0
DISNEY WALT CO                       COM DISNEY        254687106      22      1000      SH        DEFINED            1000     0    0
DOMINION NEW RES INC VA NEW                            25746U109    1405     21536      SH          SOLE            21536     0    0
DOMINION NEW RES INC VA NEW                            25746U109      28       435      SH        DEFINED             435     0    0
DU PONT E I DE NEMOURS & CO          COM               263534109    1055     24660      SH          SOLE            24660     0    0
DU PONT E I DE NEMOURS & CO          COM               263534109      63      1480      SH        DEFINED            1480     0    0
E M C CORP MASS                      COM               268648102     310     26905      SH          SOLE            26905     0    0
E M C CORP MASS                      COM               268648102       4       400      SH        DEFINED             400     0    0
ERIE INDTY CO                        CL A              29530P102     394      7726      SH          SOLE             7726     0    0
EXXON MOBIL CORP                     COM               30231G102    3474     71900      SH          SOLE            71900     0    0
EXXON MOBIL CORP                     COM               30231G102     629     13025      SH        DEFINED           13025     0    0
FIRST UNITED CORPORATION                               33741H107   10432    515174      SH          SOLE           508174  7000    0
FIRST UNITED CORPORATION                               33741H107     217     10737      SH        DEFINED           10737     0    0
GENERAL DYNAMICS                                       369550108     211      2075      SH          SOLE             2075     0    0
GENERAL ELEC CO                      COM               369604103    3232     96296      SH          SOLE            96221     0   75
GENERAL ELEC CO                      COM               369604103      73      2203      SH        DEFINED            2203     0    0
GENERAL MTRS CORP                    COM               370442105     256      6034      SH          SOLE             6034     0    0
HOME DEPOT INC                       COM               437076102     233      5968      SH          SOLE             5968     0    0
HOME DEPOT INC                       COM               437076102       1        40      SH        DEFINED              40     0    0
INTEL CORP                           COM               458140100     804     40130      SH          SOLE            40130     0    0
INTEL CORP                           COM               458140100      12       600      SH        DEFINED             600     0    0
INTERNATIONAL BUSINESS MACHS         COM               459200101    2186     25504      SH          SOLE            25504     0    0
INTERNATIONAL BUSINESS MACHS         COM               459200101      30       350      SH        DEFINED             350     0    0
INTL PAPER CO                        COM               460146103     715     17721      SH          SOLE            17721     0    0
INTL PAPER CO                        COM               460146103       6       150      SH        DEFINED             150     0    0
JOHNSON & JOHNSON                    COM               478160104    2297     40787      SH          SOLE            40787     0    0
JOHNSON & JOHNSON                    COM               478160104      34       610      SH        DEFINED             610     0    0
KIMBERLY CLARK CORP                  COM               494368103     480      7436      SH          SOLE             7436     0    0
KOHL'S CORP (WISCONSIN)                                500255104    1307     27139      SH          SOLE            27139     0    0
KOHL'S CORP (WISCONSIN)                                500255104      13       290      SH        DEFINED             290     0    0

L-3 COMMUNICATIONS HOLDINGS INC                        502424104    1181     17630      SH          SOLE            17630     0    0
L-3 COMMUNICATIONS HOLDINGS INC                        502424104      13       195      SH        DEFINED             195     0    0
LOWES COS INC                        COM               548661107    1615     29730      SH          SOLE            29730     0    0
LOWES COS INC                        COM               548661107      10       200      SH        DEFINED             200     0    0
M & T BANK CORP                                        55261F104    1069     11179      SH          SOLE            11179     0    0
M & T BANK CORP                                        55261F104       5        59      SH        DEFINED              59     0    0
MBNA CORP                            COM               55262L100    1324     52546      SH          SOLE            52546     0    0
MBNA CORP                            COM               55262L100      16       650      SH        DEFINED             650     0    0
MEADWESTVACO CORP                                      583334107     452     14195      SH          SOLE            14195     0    0
MEDTRONIC INC                        COM               585055106    2237     43110      SH          SOLE            43110     0    0
MEDTRONIC INC                        COM               585055106      31       600      SH        DEFINED             600     0    0
MELLON FINL CORP                                       58551A108     354     12810      SH          SOLE            12810     0    0
MERCK & CO INC                       COM               589331107     831     25231      SH          SOLE            25181     0   50
MERCK & CO INC                       COM               589331107       4       150      SH        DEFINED             150     0    0
MICROSOFT CORP                       COM               594918104    1612     58344      SH          SOLE            58344     0    0
MICROSOFT CORP                       COM               594918104       2       100      SH        DEFINED             100     0    0
UIT NASDAQ 100 TR 1                                    631100104     236      6725      SH          SOLE             6725     0    0
UIT NASDAQ 100 TR 1                                    631100104      18       540      SH        DEFINED             540     0    0
NOKIA CORP                           SPONSORED ADR     654902204     326     23800      SH          SOLE            23800     0    0
NOKIA CORP                           SPONSORED ADR     654902204       8       628      SH        DEFINED             628     0    0
PEPSICO INC                          COM               713448108    2295     47185      SH          SOLE            47185     0    0
PEPSICO INC                          COM               713448108      47       974      SH        DEFINED             974     0    0
PFIZER INC                           COM               717081103    2130     69633      SH          SOLE            69633     0    0
PFIZER INC                           COM               717081103      51      1699      SH        DEFINED            1699     0    0
PROCTER & GAMBLE CO                  COM               742718109     587     10854      SH          SOLE            10854     0    0
PROCTER & GAMBLE CO                  COM               742718109      13       250      SH        DEFINED             250     0    0
RITE AID CORP                                          767754104      36     10500      SH          SOLE            10500     0    0
SBC COMMUNICATIONS INC               COM               78387G103     470     18128      SH          SOLE            18128     0    0
SPDR TRUST UNIT                                        78462F103     715      6402      SH          SOLE             6402     0    0
SPDR TRUST UNIT                                        78462F103      48       430      SH        DEFINED             430     0    0
SCHLUMBERGER LTD                     COM               806857108     921     13697      SH          SOLE            13697     0    0
SCHLUMBERGER LTD                     COM               806857108      16       250      SH        DEFINED             250     0    0
SPDR-INDUSTRIAL                                        81369Y704     385     13586      SH          SOLE            13586     0    0

SPDR-INDUSTRIAL                                        81369Y704       4       175      SH        DEFINED             175     0    0
STAPLES                                                855030102     533     17905      SH          SOLE            17905     0    0
VERIZON COMMUNICATIONS                                 92343V104    1854     47098      SH          SOLE            47098     0    0
VERIZON COMMUNICATIONS                                 92343V104      59      1504      SH        DEFINED            1504     0    0
WACHOVIA CORP 2ND NEW                                  929903102     222      4747      SH          SOLE             4747     0    0
WACHOVIA CORP 2ND NEW                                  929903102      17       364      SH        DEFINED             364     0    0
WAL MART STORES INC                  COM               931142103    1249     23490      SH          SOLE            23440     0   50
WAL MART STORES INC                  COM               931142103      26       500      SH        DEFINED             500     0    0
CLAYMORE TIP                                           95766Q106     457     34134      SH          SOLE            34134     0    0
CLAYMORE TIP                                           95766Q106      17      1315      SH        DEFINED            1315     0    0
CLAYMORE TIPS II                                       95766R104     837     64256      SH          SOLE            64069     0  187

GRAND TOTALS                                                       73569   2193325                                2185897  7000  428
